Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	$ 17,300	$ 68,500	$ 42,900
Restricted cash – non-current (2)	0	0	3,135	$ 3,135
Disposal Group, Including Discontinued Operation, Cash	0	0	0	101,190
Disposal Group, Including Discontinued Operation, Restricted Cash, Current	0	0	0	11,888
Restricted cash – current (1)	3,673	691	3,714	2,227
Cash and cash equivalents (notes 11 and 20)	685,331	480,080	309,857	108,977
Disposal Group, Including Discontinued Operation, Restricted Cash - Non-Current	0	0	0	$ 38,103
Accounts receivable	35,228	23,043	(80,886)
Prepaid expenses and other	15,477	19,442	(49,556)
Accounts payable	(8,248)	(13,417)	6,291
Accrued liabilities and other	(2,756)	(2,647)	(3,441)
Receipts from direct financing and sales-type leases	0	0	10,489
Asset retirement obligation expenditures	(2,974)	(3,852)	(775)
Expenditures for dry docking	(28,495)	(16,230)	(14,423)
Total	$ 8,232	$ 6,339	$ (132,301)